Commitments and Contingencies - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of commitments and contingencies [line items]
Capital commitments related to property, plant and equipment	¥ 450.0	$ 69.5	¥ 594.0
Investments commitments related to interest in joint venture	17.6	2.7	17.6
Irrevocable letter of credits issued	¥ 54.4	$ 8.4	¥ 30.8